Accounts Payable and Accrued Expenses (Details) (USD $)	Jan. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Accounts Payable & Accruals -General and Administrative	$ 3,716,106	$ 3,556,160	$ 4,805,091
Accounts Payable & Accruals - Research and Development	3,055,890	2,691,192	2,151,333
Accounts Payable & Accruals - Selling and Marketing	315,846	290,534	434,265
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 11)	202,500	402,300	347,490
Executive Compensation and Directors' Fees Payable	376,919	75,466	0
Accounts payable and accrued expenses (see Note 6)	$ 7,667,261	$ 7,015,652	$ 7,738,179